Results of Discontinued Operations (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues	$ 7,430
Operating loss	(1,840)
Income taxes	(621)
Loss from discontinued operations, net of tax	(1,243)
Loss on disposition, net of tax	$ (2,002)